UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 10
Form 13F Information Table Value Total: 159033
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS SOLE   SHARED NONE
--------------------------      ------- ----------     -------  ------   -----  ----  ---------  -------- -----  ------ -------
ARUBA NETWORKS INC             	COM 	043176106      446	32661	 SH 	      SOLE 	   	  32661
A123 SYSTEMS INC               	COM 	03739T108      16297	1186125	 SH 	      SOLE 	   	  1186125
DOMINO S PIZZA INC             	COM 	25754A201      684	50150	 SH 	      SOLE 	   	  50150
ISHARES MSCI EAFE INDEX FUND   	COM 	464287465      53017	946735	 SH 	      SOLE 	   	  946735
ISHARES TR                     	COM 	464287234      33645	798782	 SH 	      SOLE 	   	  798782
RIGHTNOW TECHNOLOGIES INC      	COM 	76657R106      2068	115808	 SH 	      SOLE 	   	  115808
SPDR S + P 500 ETF TRUST       	COM 	78462F103      25192	215331	 SH 	      SOLE 	   	  215331
STRATEGIC HOTELS + RESORTS I   	COM 	86272T106      29	70520	 SH 	      SOLE 	   	  70520
TEXTRON INC                    	COM 	883203101      340	16000	 SH 	      SOLE 	   	  16000
VANGUARD EMERGING MARKET ETF   	COM 	922042858      27315	647572	 SH 	      SOLE 	   	  647572
